Note 27 - Accumulated Other Comprehensive Income Accumulated Other Comprehensive Income (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Accumulated other comprehensive income abstract
Total Items that will not be reclassified to profit or loss balance	€ (2,253,000,000)	€ (1,875,000,000)
Actuarial gains or (-) losses on defined benefit pension plans	(1,381,000,000)	(1,498,000,000)
Non-current assets and disposal groups classified as held for sale (not reclassified)	1,000,000	2,000,000
Share of other recognized income and expense of investments in subsidiaries, joint ventures and associates	0	0
Other Comprehensive Income Net Of Tax Change At fair Value Of Equity Instruments Measured At Fair Value	(940,000,000)	(403,000,000)
Hedge ineffectiveness of fair value hedges for equity instruments measured at fair value through other comprehensive income	0	0
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk	67,000,000	24,000,000
Total Items that may be reclassified to profit or loss	(10,570,000,000)	(8,351,000,000)
Hedge of net investments in foreign operations(effective portion)	(312,000,000)	(896,000,000)
Foreign currency translation balance	(12,351,000,000)	(9,147,000,000)
Hedging derivatives.Cash flow hedges(efffective portion)	308,000,000	(44,000,000)
Changes In The Fair Value Of Debt Instruments Measured At Fair Value With Changes In Other Comprehensive Income	1,830,000,000	1,760,000,000
Hedging Instruments	0	0
Non-current assets and disposal groups classified as held for sale	(27,000,000)	(18,000,000)
Share of other recognized income and expense of investments in subsidiaries joint ventures and associates	(19,000,000)	(5,000,000)
Total accumulated other comprehensive income	€ (12,822,000,000)	€ (10,226,000,000)